Schedule of prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepaid Expenses And Other Current Assets
Prepaid input VAT		¥ 1,141	¥ 1,410
Others		485	204
Total	$ 229	¥ 1,626	¥ 1,614